Income Taxes Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Inventory	$ 1,649	$ 1,375
Reserves and allowances	296	206
Other	5	60
Valuation allowance	(1,383)	(1,250)
Total current deferred tax assets	567	391
Net operating loss and tax credits carryforwards	24,311	19,535
Amortization	149	169
Other	749	1,230
Gross noncurrent tax assets	25,209	20,934
Valuation allowance	(23,942)	(19,116)
Total noncurrent deferred tax assets	1,267	1,818
Deferred tax liabilities:
Prepaid and other	1,107	933
Total current deferred tax liabilities	1,107	933
Depreciation	754	1,164
Interest	0	100
Total noncurrent deferred tax liabilities	$ 754	$ 1,264